Filed pursuant to Rule 497(d) under the Securities Act of 1933, as amended,

Securities Act File No. 333-182177

SUPPLEMENT DATED AUGUST 17, 2012

TO THE JOINT PROSPECTUS/PROXY STATEMENT DATED JULY 23, 2012, AS AMENDED

This Supplement updates certain information contained in the Joint Prospectus/Proxy Statement, dated July 23, 2012, as amended (“Prospectus/Proxy Statement”), relating to the Joint Special Meeting of Shareholders of the Fifth Third Funds listed below. The Joint Special Meeting of Shareholders of the Fifth Third Funds listed below is scheduled for September 5, 2012 at the offices of Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, OH 45202, at 9:00 a.m., Eastern time.

Fifth Third Funds
Fifth Third Quality Growth Fund
Fifth Third Mid Cap Growth Fund
Fifth Third Disciplined Large Cap Value Fund
Fifth Third All Cap Value Fund
Fifth Third High Yield Bond Fund
Fifth Third Short Term Bond Fund
Fifth Third Total Return Bond Fund
Fifth Third LifeModel Aggressive FundSM
Fifth Third LifeModel Moderately Aggressive FundSM
Fifth Third LifeModel Moderate FundSM
Fifth Third LifeModel Moderately Conservative FundSM
Fifth Third LifeModel Conservative FundSM
Fifth Third Micro Cap Value Fund
Fifth Third Small Cap Value Fund
Fifth Third International Equity Fund
Fifth Third Strategic Income Fund

Effective August 16, 2012, the Touchstone Growth Allocation Fund and the Touchstone Moderate Growth Allocation Fund changed their dividend policy. The table below outlines when dividends, if any, are declared and paid by the Touchstone Growth Allocation Fund and the Touchstone Moderate Growth Allocation Fund and their corresponding acquired funds:

Acquiring Funds	Dividends Declared/ Dividends Paid	Acquired Funds	Dividends Declared/ Dividends Paid
Touchstone Growth Allocation Fund	Quarterly/Quarterly	Fifth Third LifeModel Aggressive FundSM	Quarterly/Quarterly
Touchstone Moderate Growth Allocation Fund	Quarterly/Quarterly	Fifth Third LifeModel Moderately Aggressive FundSM	Quarterly/Quarterly

The information in this supplement should be read in conjunction with the Prospectus/Proxy Statement. You may obtain another copy of the Prospectus/Proxy Statement by calling (800) 282-5706 or by downloading a copy from the Fifth Third Funds’ website at www.FifthThirdFunds.com.

☐	IF YOU HAVE PREVIOUSLY VOTED YOUR SHARES AND WISH TO CHANGE YOUR VOTE, you may do so by following the instructions on the proxy card that was included with the proxy materials previously mailed to you.

☐	IF YOU HAVE PREVIOUSLY VOTED YOUR SHARES AND DO NOT WISH TO CHANGE YOUR VOTE, no action is necessary.

☐	IF YOU HAVE NOT PREVIOUSLY VOTED YOUR SHARES, it is important that you cast your vote now by utilizing the options provided on the proxy card that was included with the proxy materials previously mailed to you. If you need another proxy card, call (800) 282-5706.

Your vote is important no matter how many shares you own and no matter how you vote on the proposal. Please submit your voting instructions prior to September 5, 2012. You may also attend the Joint Special Meeting of Shareholders and vote in person in accordance with the instructions provided in the proxy materials.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE